Interest expense and other financial income & expense - Other financial income & expense (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 23, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest income		$ 6	$ 8	$ 2
Loss on extinguishment of financial debt	$ (4)	0	(4)	0
Other financial expense		(9)	(18)	(3)
Monetary loss from hyperinflation accounting		(4)	(2)	(1)
Currency result, net		(22)	(16)	(26)
Total other financial income & expense		$ (29)	$ (32)	$ (28)